Stock-based and Deferred Compensation Plans (Managing, Chef, and Area Operating Partners) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 POA	Dec. 31, 2012 POA Partner deposits and accrued partner obligations	Dec. 31, 2011 POA Partner deposits and accrued partner obligations	Dec. 31, 2012 Managing and Chef Partner	Apr. 30, 2011 Managing and Chef Partner POA	Dec. 31, 2012 Managing and Chef Partner PEP and Supplemental PEP	Dec. 31, 2011 Managing and Chef Partner PEP and Supplemental PEP	Dec. 31, 2012 Managing and Chef Partner PEP and Supplemental PEP Accrued and other current liabilities	Dec. 31, 2011 Managing and Chef Partner PEP and Supplemental PEP Accrued and other current liabilities	Dec. 31, 2012 Managing and Chef Partner PEP and Supplemental PEP Other long-term liabilities, net	Dec. 31, 2011 Managing and Chef Partner PEP and Supplemental PEP Other long-term liabilities, net	Dec. 31, 2012 Managing and Chef Partner PEP, Supplemental PEP and POA	Dec. 31, 2011 Managing and Chef Partner PEP, Supplemental PEP and POA	Dec. 31, 2012 Managing and Chef Partner Minimum POA	Dec. 31, 2012 Managing Partner	Dec. 31, 2012 Managing Partner Minimum	Dec. 31, 2012 Managing Partner Maximum	Dec. 31, 2012 Chef Partner Minimum	Dec. 31, 2012 Chef Partner Maximum	Dec. 31, 2012 Area Operating Partners	Apr. 30, 2012 Area Operating Partners	Jan. 01, 2007 Area Operating Partners	Dec. 31, 2012 Area Operating Partners Minimum	Apr. 30, 2012 Area Operating Partners Minimum	Jan. 01, 2007 Area Operating Partners Minimum	Dec. 31, 2012 Area Operating Partners Maximum	Apr. 30, 2012 Area Operating Partners Maximum	Jan. 01, 2007 Area Operating Partners Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Managing and chef partner employment agreement period						5 years
Ownership purchase price																	$ 25,000			$ 10,000	$ 15,000	$ 50,000
Partner monthly cash flows distributions																		6.00%	10.00%	2.00%	5.00%				4.00%			9.00%
Partner initial deposit							10,000																			10,000			50,000
Restaurant open period before a percentage of the year-over-year increase in the restaurant’s cash flow is added to a partner's distribution																18 months
Distribution percentage in March following five-year contract term			50.00%
Deferred compensation liability, classified, noncurrent				15,300,000	8,000,000							104,800,000	96,000,000
Deferred compensation liability, current and noncurrent								122,600,000	107,800,000
Deferred compensation liability, current										17,800,000	11,800,000
Company-owned life insurance	59,787,000	51,955,000												67,800,000	56,900,000
Restricted cash															300,000
Unfunded obligations														$ 65,100,000	$ 55,600,000
Management Partnership ownership interest, initial investment period after restaurant opening																						30 days
Open period for the Company's option to purchase area operating partners' restaurant ownership interest																						5 years
Percentage of cash distributions and buyout percentage																											3.00%			12.00%
Management Partnership ownership interest, return on investment trailing adjustment period																								12 months
Buyout average distribution period																								24 months
Buyout cash paid																											90 days			2 years
Deposit, restaurant opening, period																							30 days
Deposit, monthly distribution, cash flows																										4.00%			4.50%
Restaurant opening period for payment	5 years																						5 years
Deposit, period of average distribution used to calculate bonus																							24 months
Deposit, bonus paid, period																										90 days			2 years